                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                   FORM 10-D/A

                               ASSET-BACKED ISSUER
               DISTRIBUTION PURSUANT TO SECTION 13 OR 15(D) OF THE
                         SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

                                  333-122851-04
                    Commission File Number of issuing entity

                    LONG BEACH AUTO RECEIVABLES TRUST 2006-B

                                   333-122851
                       Commission File Number of depositor

                     LONG BEACH ACCEPTANCE RECEIVABLES CORP.
              (Exact name of depositor as specified in its charter)

                           LONG BEACH ACCEPTANCE CORP.
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
        (State or other jurisdiction of incorporation or organization of the issuing entity)

                         ONE MACK CENTRE DRIVE, PARAMUS,
                    NJ 07652 (Address of principal executive
                           offices of issuing entity)

                                 (201) 262-5222
                          (Telephone number, including
                                   area code)

                                   33-0660404
                      (I.R.S. Employer Identification No.)

                                       N/A
           (Former name, former address, if changed since last report)

                       Registered pursuant to (check one)

                                                               Name of exchange
Title of Class  Section 12(b)   Section 12(g)  Section 15(d)  (If section 12(b))
--------------  -------------   -------------  -------------  ------------------
  Class A-1                                         [X]
  Class A-2                                         [X]
  Class A-3                                         [X]
  Class A-4                                         [X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X ] No [ ]

PART 1 - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION

This is an amended filing to the original Form 10D filed on October 25, 2006.
This amended filing was due to a revision in the monthly Servicer's Certificate included as Exhibit 99.1

PART 2 - OTHER INFORMATION

ITEM 9. EXHIBITS

        (a) Documents filed as part of this report:

            Exhibit 99.1   Revised Servicer's Certificate for the September 2006
                           Collection Period for the October 16, 2006
                           Distribution Date.

                                    SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this Report to be signed on its behalf by the undersigned thereunto duly authorized.

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B
(Issuing Entity)

By: Long Beach Acceptance Corp., as Servicer

/s/ Michael J. Pankey
--------------------------------
    Michael J. Pankey
    Executive Vice President and
    Chief Financial Officer

Dated: November 20, 2006

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
   99.1           Revised Monthly Servicer's Certificate